Other long-term assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other long-term assets

	December 31,
	2023	2022
Other assets	$9,083	$6,657
Prepaid capital asset deposits	—	788
Property lease deposits	310	288
Holdback receivable (note 6)	10,363	10,003
Other investments	609	294
Total	$20,365	$18,030